LEASES - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Leases [Line Items]
Operating lease rent expense		$ 152
Operating lease, leases not yet commenced, liability	$ 46
Lessee, operating lease, liability, to be paid	673
Net investment in sales-type leases	134		$ 121
Sales-type leases, receivables	$ 38		$ 36
Sales-type leases, receivables		$ 35		$ 14	$ 11
Minimum
Leases [Line Items]
Lessee operating and finance lease remaining term of contract	1 year
Lessee, renewal term	1 year
Maximum
Leases [Line Items]
Lessee operating and finance lease remaining term of contract	42 years
Lessee, renewal term	16 years